Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Movements in Goodwill and Intangible Assets

	€ million	€ million	€ million	€ million	€ million
		Indefinite-life intangible	Finite-life intangible assets
Movements during 2019	Goodwill	assets	Software	Other	Total
Cost
1 January 2019	18,502	11,247	2,689	1,103	33,541
Additions through business combinations	444	726	—	50	1,220
Disposal of businesses	(2)	(1)	—	(5)	(8)
Reclassification to held for sale	(2)	—	—	—	(2)
Additions	—	—	205	3	208
Disposals	—	—	(11)	(2)	(13)
Currency retranslation	313	150	108	12	583
Hyperinflationary adjustment	(9)	(1)	—	—	(10)

31 December 2019	19,246	12,121	2,991	1,161	35,519

Accumulated amortisation and impairment
1 January 2019	(1,161)	(212)	(1,927)	(748)	(4,048)
Amortisation/impairment for the year	(18)	—	(296)	(56)	(370)
Disposals of group companies	—	—	—	5	5
Disposals	—	—	5	1	6
Currency retranslation	—	—	(74)	(9)	(83)
31 December 2019	(1,179)	(212)	(2,292)	(807)	(4,490)

Net book value 31 December 2019 (b)	18,067	11,909	699	354	31,029

	€ million	€ million	€ million	€ million	€ million
		Indefinite-life intangible	Finite-life intangible assets
Movements during 2018	Goodwill	assets	Software	Other	Total
Cost
1 January 2018	18,042	10,275	2,499	1,090	31,906
Hyperinflation restatement to 1 January 2018	244	25	3	—	272
Additions through business combinations	470	825	—	12	1,307
Disposal of businesses	(1)	(1)	—	—	(2)
Reclassification to held for sale (a)	(227)	(55)	(1)	—	(283)
Reclassification from held for sale	—	9	—	—	9
Additions	—	—	201	2	203
Disposals	—	—	—	(15)	(15)
Currency retranslation	(151)	156	(15)	14	4
Hyperinflationary adjustment	125	13	2	—	140

31 December 2018	18,502	11,247	2,689	1,103	33,541

Accumulated amortisation and impairment
1 January 2018	(1,161)	(14)	(1,637)	(693)	(3,505)
Hyperinflation restatement to 1 January 2018	—	—	(3)	—	(3)
Amortisation/impairment for the year	—	(198)	(297)	(61)	(556)
Disposals	—	—	—	14	14
Currency retranslation	—	—	12	(8)	4
Hyperinflationary adjustment	—	—	(2)	—	(2)

31 December 2018	(1,161)	(212)	(1,927)	(748)	(4,048)

Net book value 31 December 2018 (b)	17,341	11,035	762	355	29,493

(a)	In 2018, Goodwill and intangibles amounting to €283 million was reclassified as held for sale in relation to the Spreads and Alsa baking and dessert businesses.
(b)
Within the indefinite-life intangible assets there are three brands that have a significant carrying value: Knorr €1,816 mi
l
ion (201
8
: €1,789 million), Carver Korea €1,509 million (201
8
: €1,534 million) and Hellmann’s €1,220 million (201
8
: €1,195 million).

Summary of Goodwill and Indefinite-life Intangible Assets Held in Significant CGUs

	2019 CGUs		2018 CGUs
	€ billion Goodwill	€ billion Indefinite-life intangible assets	€ billion Goodwill	€ billion Indefinite-life intangible assets
Foods & Refreshment Europe	4.1	1.7	3.9	1.6
Foods & Refreshment The Americas	4.0	2.1	3.9	2.1
Beauty & Personal Care The Americas	4.3	3.1	4.0	2.8
Beauty & Personal Care Asia/AMET/RUB	1.7	2.0	1.7	2.0

Total significant CGUs	14.1	8.9	13.5	8.5
Others (a)	4.0	3.0	3.8	2.5

Total CGUs	18.1	11.9	17.3	11.0

(a)	Included within others are goodwill and intangible assets that are allocated to multiple cash generati ng units which are insignificant.

Summary of Key Assumptions Used in Discounted Cash Flow Projections

For the year 2019	Foods & Refreshment Europe	Foods & Refreshment The Americas		Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.1%	1.7%		1.7%	3.9%
Average near-term nominal growth rates	1.2%	(1.2	) %	1.6%	5.3%
Average operating margins	16%	15%		21%	22%

For the year 2018	Foods & Refreshment Europe	Foods & Refreshment The A mericas		Beauty & Personal Care The Americas	Beauty & Personal Care Asia/AMET/RUB
Longer-term sustainable growth rates	1.2%	1.6%		1.6%	3.8%
Average near-term nominal growth rates	0.0%	0.7%		2.8%	3.9%
Average operating margins	16%	15%		20%	22%